CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (25,428)	$ (16,740)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on deconsolidation of VericiDx	0	(46)
Depreciation and amortization	226	105
Share-based compensation	1,938	1,026
Realized gain on short-term investments	0	(18)
Equity in (net earnings) losses in affiliate	(37)	221
Fair value adjustment to VericiDx investment	2,021	5,018
Unrealized foreign exchange loss (gain)	(1,864)	4,627
Changes in operating assets and liabilities:
Accounts receivable	(229)	(400)
Prepaid expenses and other current assets	(2,543)	(3,189)
Related party receivable	(34)	(140)
Accounts payable	(15)	79
Accounts payable - related party	646	0
Accrued expenses and other current liabilities	(304)	1,342
Accrued expenses—related party	1,113	282
Deferred revenue	(55)	0
Payable to affiliate	(131)	(760)
Other liabilities	(38)	53
Net cash used in operating activities	(24,734)	(18,576)
Cash flows from investing activities:
Purchases of property and equipment	(290)	(728)
Software development costs	(98)	(536)
Proceeds from short-term investments	0	1,000
Note receivable—related party	0	(84)
Decrease in cash (VericiDx deconsolidation)	0	(62)
Net cash used in investing activities	(388)	(410)
Cash flows from financing activities:
Gross proceeds from the issuance of ordinary shares, net of underwriting fees	0	79,182
Payment of offering costs	0	(2,305)
Proceeds from the issuance of ordinary shares under employee share purchase plan	120	0
Proceeds from exercise of stock options	197	0
Net cash provided by financing activities	317	76,877
Effect of exchange rate changes on cash	(395)	3,348
Net (decrease) increase in cash and cash equivalents	(25,200)	61,239
Cash and cash equivalents, beginning of period	65,128	13,293
Cash and cash equivalents, end of period	39,928	74,532
Supplemental noncash investing and financing activities:
Deemed distribution of VericiDx ordinary shares	0	75
Conversion of distribution of VericiDx note receivable into VericiDx ordinary shares	0	2,556
Software development costs in accounts payable and accrued expenses	0	77
Purchase of property and equipment in accounts payable and accrued expenses	$ 254	$ 126